RELATED PARTY BALANCES AND TRANSACTIONS - Key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries and Consulting	$ 1,583,280	$ 1,354,110
Share-based compensation	235,560	5,886,185
Bonus	455,760	555,000
Key management personnel compensation	2,274,600	7,795,295
Amount payable, key management personnel compensation	18,888	276,016
Executive Chairman and Chief Executive Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	388,800	360,000
Share-based compensation		1,844,584
Bonus	129,600	180,000
Key management personnel compensation	518,400	2,384,584
Former Chief Executive Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting		105,000
Key management personnel compensation		105,000
President
Disclosure of transactions between related parties [line items]
Salaries and Consulting	272,160	252,000
Share-based compensation		1,291,209
Bonus	90,720	126,000
Key management personnel compensation	362,880	1,669,209
Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	116,640	108,000
Share-based compensation		507,261
Bonus	38,880	54,000
Key management personnel compensation	155,520	669,261
Chief Operating Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	252,720	234,000
Share-based compensation		461,146
Bonus	84,240	117,000
Key management personnel compensation	336,960	812,146
Chief Development Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	336,960	182,000
Share-based compensation	235,560	391,207
Bonus	112,320	78,000
Key management personnel compensation	684,840	651,207
Non-executive directors
Disclosure of transactions between related parties [line items]
Salaries and Consulting	216,000	113,110
Share-based compensation		1,390,778
Key management personnel compensation	$ 216,000	$ 1,503,888